Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 30, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000028478
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
C000028474
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
C000028469
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000028468
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
C000113248
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000113249
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Lazard Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 15,285	$ 15,530	$ 14,952	$ 15,345	$ 14,856	$ 14,589	$ 14,505	$ 13,773	$ 12,604	$ 13,136	$ 13,601	$ 14,143	$ 13,699	$ 13,103	$ 13,681	$ 13,306	$ 12,984	$ 13,261	$ 12,267	$ 12,258	$ 11,017	$ 10,455	$ 11,533	$ 12,108	$ 11,534	$ 12,714	$ 12,619	$ 13,492	$ 13,406	$ 13,648	$ 14,340	$ 13,642	$ 14,307	$ 13,964	$ 14,381	$ 14,132	$ 14,027	$ 14,187	$ 13,739	$ 13,338	$ 13,038	$ 12,752	$ 12,890	$ 12,317	$ 10,664	$ 11,108	$ 11,404	$ 10,847	$ 10,600	$ 10,251	$ 9,824	$ 9,228	$ 10,649	$ 11,708	$ 11,958	$ 11,581	$ 11,452	$ 11,055	$ 10,746	$ 11,032	$ 11,174	$ 10,549	$ 11,080	$ 10,778	$ 10,710	$ 10,444	$ 9,800		$ 10,299	$ 10,313	$ 11,205	$ 11,108	$ 11,327	$ 11,055	$ 11,192	$ 11,449	$ 11,193	$ 11,399	$ 11,938	$ 11,367	$ 11,188	$ 11,072	$ 10,906	$ 10,641	$ 10,645	$ 10,347	$ 10,366	$ 9,999	$ 9,751	$ 9,490	$ 9,356	$ 9,093	$ 8,792	$ 8,971	$ 9,158	$ 9,047	$ 9,040	$ 8,604	$ 8,903	$ 8,985	$ 8,732	$ 8,199	$ 8,352	$ 9,003	$ 9,126	$ 9,270	$ 8,598	$ 9,058	$ 9,778	$ 9,579	$ 9,858	$ 9,908	$ 9,520	$ 9,667	$ 9,121	$ 9,077	$ 9,402	$ 9,276	$ 9,412	$ 9,788	$ 9,803	$ 10,000
Lazard Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,732	25,969	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,237	26,205	26,610	24,924	26,095	25,372	24,950	24,349	24,239	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,920	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,245	15,179	16,230	15,606	15,382	14,859	13,685		15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232	10,525	10,525	10,276	10,001	10,214	9,803	10,000
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	12,673	12,603	12,546	12,243	11,686	12,255	11,794	10,920	11,362	11,668	12,434	11,705	11,276	11,469	11,600	11,259	12,039	11,158	11,317	9,856	10,171	11,521	11,473	11,502	12,321	12,267	12,989	13,290	13,699	13,963	13,705	14,288	14,148	14,733	14,357	15,393	15,367	15,018	14,654	14,878	14,766	14,326	13,345	12,215	11,969	12,163	11,900	10,924	10,176	10,098	9,251	10,935	11,543	12,107	11,267	11,283	10,826	10,623	11,168	11,306	10,642	11,475	11,238	11,144	11,120	10,224		10,503	10,088	11,050	11,109	11,417	11,172	11,655	12,083	12,136	12,366	12,964	11,967	11,552	11,529	11,138	11,183	10,939	10,324	10,221	9,927	9,714	9,475	9,194	8,717	8,698	9,117	9,096	8,980	8,762	8,342	8,021	8,332	8,287	7,319	7,331	7,839	8,018	8,344	7,788	8,030	8,829	9,486	9,740	10,147	9,422	9,558	9,270	9,215	9,660	9,764	9,650	10,422	10,193	10,000
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	12,673	12,603	12,546	12,243	11,686	12,255	11,794	10,920	11,362	11,668	12,434	11,705	11,276	11,469	11,600	11,259	12,039	11,158	11,317	9,856	10,171	11,521	11,473	11,502	12,321	12,267	12,989	13,290	13,699	13,963	13,705	14,288	14,148	14,733	14,357	15,393	15,367	15,018	14,654	14,878	14,766	14,326	13,345	12,215	11,969	12,163	11,900	10,924	10,176	10,098	9,251	10,935	11,543	12,107	11,267	11,283	10,826	10,623	11,168	11,306	10,642	11,475	11,238	11,144	11,120	10,224		10,503	10,088	11,050	11,109	11,417	11,172	11,655	12,083	12,136	12,366	12,964	11,967	11,552	11,529	11,138	11,183	10,939	10,324	10,221	9,927	9,714	9,475	9,194	8,717	8,698	9,117	9,096	8,980	8,762	8,342	8,021	8,332	8,287	7,319	7,331	7,839	8,018	8,344	7,788	8,030	8,829	9,486	9,740	10,147	9,422	9,558	9,270	9,215	9,660	9,764	9,650	10,422	10,193	10,000
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 20,444	20,007	19,151	19,889	19,271	18,487	18,267	17,413	15,919	16,395	17,133	17,553	16,982	16,013	16,175	15,897	15,420	15,800	14,755	15,410	14,408	13,443	14,822	15,468	14,330	15,689	15,676	17,097	16,641	17,073	18,027	17,289	17,676	16,729	17,453	17,029	16,730	16,484	16,250	15,528	15,028	14,653	14,799	14,197	12,587	12,986	13,450	12,608	12,033	11,722	11,182	10,081	11,618	12,690	12,768	12,396	12,060	11,761	11,516	11,757	11,698	10,975	11,647	11,248	11,102	10,778	10,000	$ 10,000
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,021	23,513	22,507	23,374	22,647	21,726	21,468	20,463	18,709	19,267	20,135	20,628	19,958	18,819	19,009	18,682	18,122	18,568	17,340	18,110	16,933	15,799	17,419	18,178	16,841	18,438	18,423	20,093	19,557	20,065	21,185	20,318	20,773	19,660	20,511	20,013	19,661	19,372	19,097	18,249	17,661	17,220	17,392	16,685	14,793	15,261	15,806	14,817	14,141	13,776	13,141	11,847	13,654	14,914	15,005	14,568	14,173	13,822	13,534	13,817	13,748	12,898	13,688	13,219	13,048	12,666	11,752		12,719	12,575	13,572	13,496	13,331	12,927	12,934	12,853	12,707	12,990	13,551	12,871	12,700	12,430	12,200	11,932	11,916	11,637	11,593	11,353	11,187	11,069	10,770	10,517	10,271	10,126	10,325	10,271	10,263	9,847	9,959	9,903	9,761	9,140	9,209	9,794	9,970	10,020	9,285	9,640	10,324	10,142	10,384	10,349	10,111	10,273	9,704	9,883	10,044	9,848	9,784	10,056	9,840	10,000
Lazard Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	19,858	18,909	20,340	19,637	18,586	19,339	17,233	15,803	16,959	18,021	18,969	17,875	16,531	16,685	16,990	17,843	18,150	16,538	17,685	17,281	15,567	17,216	17,577	15,915	17,341	17,315	19,219	18,984	18,783	20,784	20,331	21,216	20,351	20,969	20,510	21,278	20,873	20,829	20,401	20,199	19,014	18,104	16,663	14,070	13,781	14,258	13,498	13,134	12,686	11,911	10,472	13,379	14,609	15,094	14,671	14,091	13,730	13,450	14,149	14,067	13,138	14,247	13,778	14,072	13,377	12,024		13,645	13,432	15,068	15,440	14,802	14,549	14,445	13,618	13,502	13,330	13,867	13,514	13,568	13,189	13,077	12,309	12,468	12,376	11,962	12,210	12,077	12,062	11,833	11,787	11,466	10,316	10,830	10,711	10,525	9,932	9,938	9,720	9,569	8,862	8,862	9,716	10,230	9,908	9,380	9,864	10,525	10,648	10,569	10,334	10,604	10,423	9,838	10,166	9,884	9,875	9,264	9,861	9,395	10,000
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMA Index
Account Value	$ 14,138	14,005	13,612	14,050	13,791	13,588	13,601	13,011	12,136	12,390	12,856	13,102	12,841	12,465	12,652	12,514	12,134	12,492	11,877	12,100	11,434	11,074	11,936	12,441	11,845	12,593	12,571	13,502	13,522	13,778	14,303	14,013	14,189	13,815	14,236	14,090	13,873	13,831	13,669	13,276	13,183	13,128	13,252	12,893	12,015	12,197	12,433	12,041	11,579	11,377	11,085	10,414	11,288	11,745	11,706	11,500	11,385	11,205	11,142	11,144	11,131	10,662	10,903	10,728	10,593	10,465	10,000	$ 10,000
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMA Index
Account Value	$ 15,510	$ 15,363	$ 14,931	$ 15,412	$ 15,128	$ 14,906	$ 14,919	$ 14,272	$ 13,313	$ 13,591	$ 14,102	$ 14,372	$ 14,086	$ 13,673	$ 13,878	$ 13,727	$ 13,311	$ 13,703	$ 13,028	$ 13,273	$ 12,542	$ 12,148	$ 13,093	$ 13,647	$ 12,993	$ 13,814	$ 13,790	$ 14,811	$ 14,833	$ 15,114	$ 15,690	$ 15,372	$ 15,565	$ 15,154	$ 15,616	$ 15,455	$ 15,218	$ 15,172	$ 14,994	$ 14,563	$ 14,461	$ 14,401	$ 14,537	$ 14,142	$ 13,180	$ 13,380	$ 13,639	$ 13,208	$ 12,701	$ 12,480	$ 12,159	$ 11,424	$ 12,382	$ 12,883	$ 12,841	$ 12,615	$ 12,489	$ 12,291	$ 12,223	$ 12,224	$ 12,210	$ 11,696	$ 11,960	$ 11,768	$ 11,620	$ 11,479	$ 10,969		$ 11,284	$ 11,204	$ 11,698	$ 11,716	$ 11,638	$ 11,468	$ 11,497	$ 11,504	$ 11,530	$ 11,595	$ 11,894	$ 11,521	$ 11,424	$ 11,240	$ 11,156	$ 11,081	$ 11,019	$ 10,799	$ 10,783	$ 10,589	$ 10,453	$ 10,390	$ 10,224	$ 10,046	$ 9,950	$ 10,078	$ 10,321	$ 10,265	$ 10,286	$ 10,036	$ 9,947	$ 9,986	$ 9,830	$ 9,385	$ 9,316	$ 9,560	$ 9,619	$ 9,724	$ 9,344	$ 9,495	$ 9,814	$ 9,715	$ 9,851	$ 9,923	$ 9,757	$ 9,881	$ 9,639	$ 9,735	$ 9,848	$ 9,768	$ 9,736	$ 10,011	$ 9,875	$ 10,000